Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Total credit equivalent amount, collateral applied	$ 80,417	$ 69,278
Credit valuation adjustment	$ 13,000	12,000
Collateral [member]
Disclosure of credit risk exposure [line items]
Total credit equivalent amount, collateral applied		$ 16,000